Earning Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2021, 2022 and 2023:
	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Net income	65,207,464	135,351,411	164,617,561
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	154,246,831	155,453,871	74,254,198
Dilutive weighted average number of ordinary shares	1,525,890,071	1,527,097,111	1,445,897,438
Basic earnings per share	0.05	0.10	0.12
Diluted earnings per share	0.05	0.09	0.11